Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.7%
California 98.7%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,500,000	4,008,130
Azusa, CA, Unified School District, 4.0%, 8/1/2030, INS: AGMC	3,955,000	4,537,176
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	6,460,000	6,823,310
California, Alum Rock Union Elementary School District, Election of 2012, Series A, 5.5%, 8/1/2034	5,000,000	5,698,350
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series C, 0.77% *, 12/6/2019, LOC: Bank of America NA	700,000	700,000
Series S-7, 4.0%, 4/1/2033	1,000,000	1,155,610
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,717,500
Series S-7, 4.0%, 4/1/2037	6,500,000	7,347,990
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,751,820
Prerefunded, Series A, 5.0%, 8/1/2038	11,185,000	12,819,688
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,000,000	4,526,600
California, EL Dorado Irrigation District Revenue:
Series C, 5.0%, 3/1/2032	2,750,000	3,309,295
Series A, 5.0%, 3/1/2034, INS: AGMC	3,000,000	3,434,640
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-054, "A", 2.35%, 6/15/2035	9,990,000	10,091,698
Series M-049, 144A, 3.05%, 4/15/2034	2,490,000	2,618,584
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	3,058,555	3,336,057
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,147,880
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	1,117,059
Series A, 5.75%, 1/15/2046	12,500,000	14,415,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,000,000	5,788,800
Series A-1, 5.0%, 6/1/2047	3,015,000	3,102,164
Series A-2, 5.0%, 6/1/2047	5,160,000	5,309,176
Series A-1, 5.25%, 6/1/2047	1,200,000	1,242,084
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,488,557
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,410,000	1,444,475
California, Housing Finance Agency, Municipal Certificates, Series A, 4.25%, 1/15/2035	2,214,723	2,585,689
California, Lancaster Financing Authority, Measure M & R STR Import Project:
4.0%, 6/1/2044	1,755,000	1,978,605
4.0%, 6/1/2049	3,000,000	3,361,440
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	10,369,810
California, Mount San Antonio Community College District, Election of 2008, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,634,927
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	845,487
5.0%, 10/15/2047	2,650,000	2,985,490
California, Public Finance Authority, Eductional Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	396,023
Series A, 144A, 5.0%, 7/1/2054	1,000,000	1,048,040
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,550,000	1,538,716
4.0%, 9/1/2046	2,450,000	2,472,466
California, School Finance Authority Revenue, Inspire Charter Schools, Series B, 144A, 3.0%, 7/15/2020	1,510,000	1,511,525
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,183,440
Series A, 144A, 5.0%, 8/1/2048	1,750,000	2,041,252
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,363,414
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental Center:
Series A, 5.0%, 9/1/2040, INS: AGMC	630,000	792,389
Series A, 5.0%, 9/1/2042, INS: AGMC	1,300,000	1,626,066
California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:
5.25%, 5/1/2043	1,000,000	1,178,210
5.25%, 5/1/2048	2,000,000	2,345,860
5.25%, 5/1/2053	2,000,000	2,338,180
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	46,924
California, State Educational Facilities Authority Revenue:
Series A, 5.0%, 12/1/2037	1,265,000	1,548,335
Series A, 5.0%, 12/1/2038	1,125,000	1,373,659
Series A, 5.0%, 12/1/2044	2,375,000	2,862,540
Series A, 5.0%, 12/1/2048	4,000,000	4,809,840
California, State Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	2,000,000	3,047,180
California, State General Obligation:
4.0%, 10/1/2044	5,000,000	5,743,300
5.0%, 2/1/2043	5,000,000	5,541,650
5.0%, 4/1/2045	7,000,000	8,738,030
5.25%, 9/1/2030	10,000,000	10,719,300
5.25%, 10/1/2032	10,000,000	10,745,600
5.25%, 4/1/2035	8,000,000	8,750,480
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	3,123,567
5.0%, 9/1/2048	4,850,000	5,651,220
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,922,830
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group:
Series A, 5.0%, 11/15/2035	1,000,000	1,241,320
Series A, 5.0%, 8/15/2043	3,750,000	4,355,475
California, State Infrastructure & Economic Development Bank Revenue, Industrial Development Revenue, Pleasant Mattress, Inc., Series A, AMT, 1.18% *, 12/6/2019, LOC: Wells Fargo Bank NA	740,000	740,000
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,616,470
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,500,160
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,399,872
California, State Municipal Finance Authority Revenue, Northbay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,220,724
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,336,364
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,684,350
California, State Municipal Finance Authority, Student Housing Revenue, UCR North District Phase 1, Student Housing Project, 5.0%, 5/15/2052	1,000,000	1,195,260
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, 144A, AMT, 7.5%, 12/1/2040	1,500,000	1,565,685
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,206,400
144A, 5.0%, 11/21/2045	1,000,000	1,195,610
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	10,000,000	11,510,900
California, State Public Works Board, Lease Revenue, Capital Projects, Series I, 5.5%, 11/1/2033	5,400,000	6,234,300
California, State Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, Series G, 5.25%, 9/1/2033	7,540,000	8,586,703
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,078,300
144A, 5.0%, 6/1/2054	1,000,000	1,069,550
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	853,245
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,190,751
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project:
Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,088,640
Series A, 144A, 5.0%, 7/1/2052	1,000,000	1,085,190
Series A, 144A, 6.375%, 7/1/2046	3,000,000	3,488,760
California, State University Revenue:
Series A, 5.0%, 11/1/2037	6,000,000	6,436,860
Series A, 5.0%, 11/1/2039	2,000,000	2,305,720
California, Statewide Communities Development Authority Revenue, Beverly Community Hospital Association, Series 2015, 5.0%, 2/1/2035	1,500,000	1,664,400
California, Statewide Communities Development Authority Revenue, Cottage Health Obligation Group, 5.25%, 11/1/2030	6,000,000	6,214,440
California, Statewide Communities Development Authority Revenue, Covenant Retirement Communities, Inc., Series C, 5.625%, 12/1/2036	2,500,000	2,866,575
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,457,400
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,363,075
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	5,124,450
California, Statewide Communities Development Authority Revenue, Sutter Health, Prerefunded, Series A, 6.0%, 8/15/2042	10,340,000	10,706,243
California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project:
144A, 5.25%, 7/1/2049	2,550,000	2,939,589
144A, 5.25%, 7/1/2052	1,450,000	1,665,122
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, "1", 5.0%, 6/1/2048	2,800,000	3,312,344
California, Washington Township Health Care District, Election of 2004, Series B, 5.5%, 8/1/2038	4,000,000	4,719,200
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,510,000
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,764,885
Carson, CA, Redevelopment Housing Agency, Tax Allocation, Series A, 5.25%, 10/1/2036	2,710,000	2,797,614
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	780,000	846,121
Cupertino, CA, Union School District, Election of 2012, Prerefunded, Series B, 5.0%, 8/1/2034	1,000,000	1,180,210
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,340,334
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,684,300
Foothill, CA, ETM, Zero Coupon, 1/1/2020, INS: AGC, AGMC	3,000,000	2,997,540
Garden Grove, CA, Unified School District, Election of 2010, Prerefunded, Series C, 5.25%, 8/1/2037	2,500,000	2,887,825
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,216,810
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	3,091,325
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,422,396
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	820,806
Series C, 5.0%, 9/1/2047	1,000,000	1,165,800
Series D, 5.0%, 9/1/2049	750,000	872,438
Series B, 5.0%, 9/1/2051	1,000,000	1,155,190
Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	5,989,000
Long Beach, CA, Community College District, Series C, 4.0%, 8/1/2049	1,900,000	2,116,790
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,676,080
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,302,357
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,835,251
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,340,798
Series B, AMT, 5.0%, 5/15/2031	4,265,000	5,263,735
Series A, AMT, 5.0%, 5/15/2040	3,900,000	4,480,320
Series C, AMT, 5.0%, 5/15/2044	4,285,000	5,099,064
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,948,006
Series B, AMT, 5.0%, 5/15/2035	750,000	886,118
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,414,860
Series A, 5.0%, 5/15/2040	3,000,000	3,052,500
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series A, 5.0%, 7/1/2031	1,000,000	1,266,910
Series B, 5.0%, 7/1/2033	5,740,000	7,059,741
Series B, 5.0%, 7/1/2043	1,250,000	1,412,050
Los Angeles, CA, Harbor Department:
Series A, AMT, 5.0%, 8/1/2035	6,000,000	6,864,480
Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,343,800
Los Angeles, CA, Wastewater System Revenue, Series D, 5.0%, 6/1/2033	2,000,000	2,386,600
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Series A, 5.0%, 6/1/2035	4,000,000	4,763,840
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,529,368
Oroville, CA, Hospital Revenue:
5.25%, 4/1/2049	1,500,000	1,759,425
5.25%, 4/1/2054	1,845,000	2,153,890
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,577,055
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,148,540
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,583,550
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	3,585,000	4,486,663
Series C, AMT, 5.0%, 7/1/2032	4,985,000	6,122,029
Series B, 5.0%, 7/1/2041	3,920,000	4,611,527
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,487,108
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,758,032
5.0%, 9/1/2040	2,665,000	3,114,799
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 67% of 3-month USD-LIBOR + 0.57%, 2.002% **, 6/1/2039, INS: NATL	10,000,000	9,265,200
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020, INS: AMBAC	950,000	987,098
Sacramento, CA, Transient Occupancy Tax Revenue, Convention Center Complex, Series C, 5.0%, 6/1/2043	15,230,000	18,355,501
San Bernardino, CA, Community College District, Election of 2018, Series A, 4.0%, 8/1/2049(a)	3,500,000	3,884,720
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,216,600
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2044(a)	1,000,000	1,113,590
San Diego County, CA, Water Authority, 5.0%, 5/1/2034	7,920,000	8,775,518
San Diego, CA, Community College District, 4.0%, 8/1/2032	7,000,000	8,088,010
San Diego, CA, Unified School District, Election 2012:
Series I, 4.0%, 7/1/2037	2,370,000	2,708,009
Series C-2, 4.0%, 7/1/2049	10,000,000	11,349,200
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2039	5,375,000	6,087,402
Series A, AMT, 5.0%, 5/1/2042	2,000,000	2,360,480
Series D, AMT, 5.0%, 5/1/2048	2,500,000	2,972,150
Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,858,120
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,399,180
San Francisco City & County, CA, Multi Family Housing Revenue, Transbay Block 8 Tower Apartments, Series H-1, 1.14% *, 12/6/2019, LOC: Bank of China Ltd.	325,000	325,000
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,373,189
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	3,041,233
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,321,530
San Francisco, CA, Bay Area Rapid Transit District:
Series A, 4.0%, 7/1/2039	1,725,000	1,961,497
4.0%, 7/1/2034	2,500,000	2,845,200
Series A, 4.0%, 7/1/2038	3,390,000	3,863,007
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series D, AMT, 5.0%, 5/1/2043	1,500,000	1,793,940
Series B, AMT, 5.0%, 5/1/2046	3,000,000	3,460,440
Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,473,528
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment, Prerefunded, Series C, 6.75%, 8/1/2041	1,000,000	1,067,040
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,539,310
Series A, AMT, 5.0%, 3/1/2047	12,500,000	14,625,000
San Jose, CA, Evergreen Community College District, Election of 2010, Prerefunded, Series A, 5.0%, 8/1/2037	90,000	99,630
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,283,227
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,599,938
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,039,202
5.0%, 8/15/2035, INS: AGMC	700,000	853,769
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,336,720
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,695,918
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,127,470
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	1,000,000	1,134,890
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,653,470
Series B, AMT, 5.0%, 12/1/2038	4,950,000	6,048,603
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.6%, 9/1/2020, INS: NATL	1,180,000	1,218,964
5.65%, 9/1/2024, INS: NATL	1,445,000	1,740,372
5.65%, 9/1/2025, INS: NATL	1,520,000	1,890,637
5.65%, 9/1/2026, INS: NATL	1,605,000	2,050,853
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,281,017
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	540,000	559,337
Series A, ETM, 5.75%, 7/1/2021	270,000	290,644
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,264,231
Series A, 5.0%, 7/1/2037	2,000,000	2,308,540
Series A, 5.0%, 7/1/2038	5,750,000	6,631,532
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	936,390
Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,867,665
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,474,468
Torrance, CA, Torrance Memorial Medical Center, Series A, 5.0%, 9/1/2040	2,000,000	2,053,840
University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	1,000,029
Series O, 4.0%, 5/15/2030	1,000,000	1,185,370
Series O, 4.0%, 5/15/2031	665,000	783,363
Series K, 4.0%, 5/15/2036	3,625,000	4,060,580
Series AV, 5.0%, 5/15/2032	4,325,000	5,399,676
Series AV, 5.0%, 5/15/2034	1,000,000	1,240,830
Series AM, 5.25%, 5/15/2038	5,000,000	5,802,450
West Basin, CA, Municipal Water District Revenue, Series B, 5.0%, 8/1/2036	7,000,000	7,441,420
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	7,810,700
		771,236,891
Guam 0.6%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	1,045,000	1,206,348
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	594,284
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,204,319
Series A, 5.0%, 10/1/2038	960,000	1,098,499
Series A, 5.0%, 10/1/2040	665,000	757,728
		4,861,178
Puerto Rico 0.4%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 5.0%, 7/1/2058	2,987,000	3,138,590
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $721,333,540)	99.7	779,236,659
Other Assets and Liabilities, Net	0.3	2,549,064
Net Assets	100.0	781,785,723

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time and are shown at their current rates as of November 30, 2019. Date shown reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of November 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$779,236,659	$—	$779,236,659
Total	$—	$779,236,659	$—	$779,236,659

(b)	See Investment Portfolio for additional detailed categorizations.